Income Taxes - Schedule of Net Deferred Tax Asset (Detail) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	$ 1,826,692	$ 1,611,887
Stock-based compensation	1,836,905	1,312,200
Total deferred tax assets	3,663,597	2,924,087
Deferred tax asset valuation allowance	(3,663,597)	(2,924,087)
Net deferred tax asset	$ 0	$ 0